C-band repurposing	12 Months Ended
Dec. 31, 2025
Disclosure of C band Repurposing [Abstract]
C-band repurposing
Note
39—C-band
repurposing
The Group was subject to the Federal Communications Commission’s Report and Order and Order of Proposed Modification dated 28 February 2020 (‘the Order’) in connection with the clearing of a 300 MHz

Consolidated financial statements
as at and for the year ended 31 December 2025

band of
C-band
downlink spectrum between 3,700 and 4,000 MHz by December 2025 to support the rapid deployment of terrestrial 5G services in the continental United States (‘CONUS’). SES completed its obligations under the Order and received its final Accelerated Relocation Payments already in 2023.
To facilitate the clearing of the spectrum SES procured six
C-band
satellites and necessary launch vehicles. The Group’s ground facilities were also consolidated and upgraded to comply with the provisions of the Order, with customers and affiliated earth stations being equipped with special filters, new antennae and/or other capabilities so that they could be migrated to work with services operating in the remaining 200 MHz of spectrum available to satellite operators (between 4,000 MHz and 4,200 MHz).
For capitalised costs related to the procurement of the
C-band
satellites, launches and upgraded ground facilities, the Group recorded credits to the recorded book values of the related assets when the costs had been incurred and the Group had obtained reasonable assurance that the costs would be reimbursed and that it would comply with the requirements attached to the reimbursement. The costs and expected reimbursements recorded in the consolidated statement of financial position under “Assets in the course of construction” (Note 16) are presented in the following table:

€million	Space segment	Ground segment	Total
Cost as at 1 January 2025	1,098	59	1,157
Impact of currency translation	(127)	(7)	(134)
Cost as at 31 December 2025	971	52	1,023
Expected reimbursements as at 1 January 2025	2	9	11
Repayments	(2)	(9)	(11)
Expected reimbursements as at 31 December 2025	—	—	—

Cost as at 1 January 2024	1,033	55	1,088
Additions	—	—	—
Impact of currency translation	65	4	69
Cost as at 31 December 2024	1,098	59	1,157
Expected reimbursements as at 1 January 2024	243	50	293
Additions / (rejections) (net)	(11)	1	(10)
Repayments	(213)	(44)	(257)
In-kind reimbursements	(22)	—	(22)
Impact of currency translation	5	2	7
Expected reimbursements at 31 December 2024	2	9	11
Cost as at 1 January 2023	1,022	53	1,075
Additions	48	4	52
Impact of currency translation	(37)	(2)	(39)
Cost as at 31 December 2023	1,033	55	1,088
Expected reimbursements as at 1 January 2023	345	51	396
Additions / (rejections) (net)	36	2	38
Repayments	(129)	(1)	(130)
Impact of currency translation	(9)	(2)	(11)
Expected reimbursements as at 31 December 2023	243	50	293

In 2024, due to the finalisation of reimbursable amounts versus expectations, an amount of EUR 11 million was reclassified from ‘Other receivables’ to ‘Assets-under-construction’.
O
n 28 February 2024, the Group and the
C-
b
and
overlay licensees entered into two Settlement Agreements whereby the Group would retain its legal title to the two
C-
b
and
satellites
SES-19
and
SES-23
for an aggregate amount of USD 24 million (EUR 22 million).

The
Group records repurposing operating expenses as incurred and corresponding reimbursement income when the Group has obtained reasonable assurance that the costs will be reimbursed and that it will comply with any associated requirements.
In 2025 the Group recorded
C-band
repurposing income of EU
R 3
million (2024: EU
R 88
million
,
2023: EUR 2,744
million).
C-band-related
expenses of EUR 2 million (2024: EUR 5
million, 2023: EUR 47 million) representing cost of sales of EUR
 1 million (2024: EUR 1
million, 2023: EUR 2 million), staff costs of
nil (2024: EUR 0
million, 2023: EUR 29 million) and other operating expenses (including travel and consulting charges) of EUR
1 million (2024: EUR 4
million, 2023: EUR 16 million).
As at 31 December 2025, in connection with the operating expenses and capital expenditures above, the Group had no

remaining
receivables (2024: EUR
87
million) related to the
C-band
repurposing project. As at 31 December 2025, SES had
no
remaining commitments for
C-band
repurposing expenditures (2024:
nil
).